CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other (Loss)/Income, Net (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Other Income/ (Loss), net
Foreign exchange (losses)/gains	₽ (1,294)	$ (16.4)	₽ 1,169	₽ (1,075)
Gain from sale of equity securities				33
Loss from repurchases of convertible debt				(6)
Other	94	1.2	(39)	(62)
Total other (loss)/income, net	₽ (1,200)	$ (15.2)	₽ 1,130	₽ (1,110)